PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Small Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.6%
Consumer Discretionary : 11.2%
541,800  Camping World
Holdings, Inc. - Class A
$ 10,559,682
0.8
137,367
(1)
Cava Group, Inc.
13,053,986
1.0
229,823  Century Communities,
Inc.
15,956,611
1.3
109,519
Churchill Downs, Inc.
12,978,001
1.0
142,004
(1)
Five Below, Inc.
12,338,728
1.0
1,639,495
(1)
Genius Sports Ltd.
14,230,817
1.1
150,350
(1)
Kura Sushi USA, Inc.
- Class A
9,351,770
0.8
155,468
Patrick Industries, Inc.
14,085,401
1.1
322,615
(1)
Skyline Champion
Corp.
33,068,037
2.6
25,239
Wingstop, Inc.
5,925,612
0.5
141,548,645
11.2
Energy : 1.4%
214,103  Kodiak Gas Services,
Inc.
9,206,429
0.7
262,374  Northern Oil and Gas,
Inc.
8,264,781
0.7
17,471,210
1.4
Financials : 5.5%
173,404
Moelis & Co. - Class A
12,249,259
1.0
70,397
Piper Sandler Cos.
20,388,379
1.6
177,974
(1)
Skyward Specialty
Insurance Group, Inc.
9,258,207
0.8
306,915  Western Alliance
Bancorp
26,677,052
2.1
68,572,897
5.5
Health Care : 21.3%
1,443,531
(1)
Adaptive
Biotechnologies Corp.
11,923,566
1.0
111,247
(1)
Addus HomeCare
Corp.
10,654,125
0.8
411,507
(1)
ADMA Biologics, Inc.
6,744,600
0.5
682,149
(1)
Alignment Healthcare,
Inc.
10,702,918
0.9
223,059
(1)
Alkermes PLC
7,657,615
0.6
51,056
(1)
AngioDynamics, Inc.
474,310
0.0
89,545
(1)
Arcellx, Inc.
5,804,307
0.5
134,813
(1)
Avidity Biosciences,
Inc.
4,130,670
0.3
46,347
(1)
Axsome Therapeutics,
Inc.
5,911,096
0.5
140,272
(1)
Biohaven Ltd.
5,215,313
0.4
409,199
(1)
BioLife Solutions, Inc.
9,820,776
0.8
268,256
Bio-Techne Corp.
16,564,808
1.3
82,547
(1)
Blueprint Medicines
Corp.
7,971,564
0.6
113,108
(1)
Corcept Therapeutics,
Inc.
6,852,083
0.5
179,704
(1)
Crinetics
Pharmaceuticals, Inc.
6,429,809
0.5
138,980
(1)
Edgewise
Therapeutics, Inc.
3,637,107
0.3
124,072
Ensign Group, Inc.
16,023,899
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
123,117
(1)
Establishment Labs
Holdings, Inc.
$ 5,278,026
0.4
108,419
(1)
Glaukos Corp.
13,012,448
1.0
162,677
(1)
Halozyme
Therapeutics, Inc.
9,622,345
0.8
181,356
(1)
Insmed, Inc.
14,789,582
1.2
30,083
(1)
Krystal Biotech, Inc.
5,392,378
0.4
117,219
(1)
Lantheus Holdings,
Inc.
10,997,487
0.9
100,045
(1)
Merit Medical Systems,
Inc.
10,208,592
0.8
42,346
(1)
Nuvalent, Inc. - Class A
3,175,103
0.3
39,230
(1)
Penumbra, Inc.
11,197,811
0.9
130,245
(1)
Revolution Medicines,
Inc.
5,306,181
0.4
781,297  Select Medical
Holdings Corp.
14,211,792
1.1
150,670
(1)
SpringWorks
Therapeutics, Inc.
8,702,699
0.7
130,869
(1)
TG Therapeutics, Inc.
3,937,848
0.3
84,606
(1)
Twist Bioscience Corp.
3,284,405
0.3
138,112
(1)
Vaxcyte, Inc.
10,084,938
0.8
95,631
(1)
Vera Therapeutics, Inc.
2,862,236
0.2
268,582,437
21.3
Industrials : 28.4%
127,392  Albany International
Corp. - Class A
9,754,405
0.8
98,764
Arcosa, Inc.
8,284,324
0.6
58,124
Atkore, Inc.
3,574,626
0.3
400,243
(1)
AZEK Co., Inc.
18,751,385
1.5
254,882
(1)
Casella Waste
Systems, Inc. - Class A
28,551,882
2.3
387,416
(1)
CECO Environmental
Corp.
9,638,910
0.8
98,490
(1)
Chart Industries, Inc.
18,767,269
1.5
63,042
(1)
Clean Harbors, Inc.
13,462,619
1.1
111,009
(1)
Construction Partners,
Inc. - Class A
8,054,813
0.6
92,342
(1)
Dycom Industries, Inc.
15,131,160
1.2
180,834
Flowserve Corp.
9,953,103
0.8
98,300
FTAI Aviation Ltd.
12,652,193
1.0
120,369  Granite Construction,
Inc.
9,940,072
0.8
199,282  H&E Equipment
Services, Inc.
19,111,144
1.5
150,739  Helios Technologies,
Inc.
5,946,654
0.5
144,918  John Bean
Technologies Corp.
19,129,176
1.5
147,378
(1)
Kirby Corp.
15,359,735
1.2
532,893
(1)
Kratos Defense &
Security Solutions, Inc.
14,063,046
1.1
44,783
(1)
MYR Group, Inc.
5,495,770
0.4
534,628
(1)
NV5 Global, Inc.
9,650,035
0.8
222,297
(1)
Rocket Lab USA, Inc.
4,554,866
0.4
53,908
(1)
Saia, Inc.
22,072,092
1.7
118,311
(1)
SiteOne Landscape
Supply, Inc.
14,943,862
1.2

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Small Cap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
58,666  Standex International
Corp.
$ 10,910,703
0.9
815,008
(1)
Sun Country Airlines
Holdings, Inc.
13,129,779
1.0
171,230
VSE Corp.
20,290,755
1.6
278,626
(1)
WNS Holdings Ltd.
15,845,461
1.3
357,019,839
28.4
Information Technology : 24.0%
447,296
(1)
ACI Worldwide, Inc.
25,652,426
2.0
129,733
(1)
Agilysys, Inc.
10,507,076
0.8
384,116
(1)
Allegro MicroSystems,
Inc.
8,565,787
0.7
597,414
(1)
Applied Digital Corp.
4,779,312
0.4
538,022
(1)
Couchbase, Inc.
9,496,088
0.8
37,824
(1)
CyberArk Software Ltd.
13,762,262
1.1
390,352
(1)
ExlService Holdings,
Inc.
18,912,554
1.5
223,351
(1)
Gitlab, Inc. - Class A
13,447,964
1.1
100,389
(1)
Globant SA
15,111,556
1.2
136,745
(1)
Intapp, Inc.
9,019,700
0.7
296,747
(1)
Lattice Semiconductor
Corp.
18,499,208
1.5
110,753
Littelfuse, Inc.
25,706,879
2.0
212,134
(1)
Lumentum Holdings,
Inc.
14,919,384
1.2
55,223
(1)
Onto Innovation, Inc.
8,043,782
0.6
238,514
(1)
Procore Technologies,
Inc.
18,239,166
1.4
141,707
(1)
Q2 Holdings, Inc.
12,380,941
1.0
422,245
(1)
Rambus, Inc.
23,599,273
1.9
554,427
(1)
SentinelOne, Inc.
- Class A
11,437,829
0.9
74,759
(1)
SiTime Corp.
11,598,859
0.9
486,879
(1)
Tower Semiconductor
Ltd.
20,692,357
1.6
660,680
(1)
Weave
Communications, Inc.
8,324,568
0.7
302,696,971
24.0
Materials : 3.8%
147,044  Carpenter Technology
Corp.
30,448,401
2.4
166,802
Innospec, Inc.
17,248,995
1.4
47,697,396
3.8
Total Common Stock
(Cost $1,105,364,597)
1,203,589,395
95.6
EXCHANGE-TRADED FUNDS : 1.4%
195,638  SPDR S&P Biotech
ETF
17,355,047
1.4
Total Exchange-Traded
Funds
(Cost $16,044,290)
17,355,047
1.4
Total Long-Term
Investments
(Cost $1,121,408,887)
1,220,944,442
97.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.6%
Mutual Funds : 3.6%
45,908,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $45,908,000) $ 45,908,000 3.6
Total Short-Term
Investments
(Cost $45,908,000)
$ 45,908,000
3.6
Total Investments in
Securities
(Cost $1,167,316,887) $ 1,266,852,442 100.6
Liabilities in Excess
of Other Assets (7,675,961) (0.6)
Net Assets $ 1,259,176,481 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Small Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 1,203,589,395 $ — $ — $ 1,203,589,395
Exchange-Traded Funds 17,355,047 — — 17,355,047
Short-Term Investments 45,908,000 — — 45,908,000
Total Investments, at fair value $ 1,266,852,442 $ — $ — $ 1,266,852,442
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 156,380,626
Gross Unrealized Depreciation (56,845,071)
Net Unrealized Appreciation $ 99,535,555